Revenue	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
Revenue
27.
REVENUE

	2023	2022	2021
Revenue from supply of energy (a)	31,671	30,158	29,619
Revenue from use of the electricity distribution systems (TUSD)	4,417	3,685	3,448
CVA and Other financial components (1) (4)	(213)	(1,147)	2,146
Reimbursement of PIS/Pasep and Cofins over ICMS credits to customers- realization (2)	1,909	2,360	1,317
Transmission revenue
Transmission operation and maintenance revenue (b)	373	413	355
Transmission construction revenue (b)	242	407	252
Interest revenue arising from the financing component in the transmission contract asset (b) (Note 14)	524	575	660
Generation indemnity revenue (Note 13.b)	93	47	-
Distribution construction revenue	3,899	3,246	1,852
Adjustment to expectation of cash flow from indemnifiable financial assets of distribution concession	149	39	54
Revenue on financial updating of the Concession Grant Fee (13.b)	412	467	523
Transactions in energy on the CCEE	146	183	1,157
Mechanism for the sale of surplus (c) (13.b)	(4)	453	453
Supply of gas	4,139	4,529	3,470
Fine for violation of service continuity indicator	(139)	(94)	(70)
PIS/Pasep and Cofins credits to be refunded to consumers (3)	-	(830)
Advances for services provided	-	-	154
Other operating revenues (d)	2,316	2,658	1,935
Deductions on revenue (e)	(13,084)	(12,686)	(13,679)

Net revenue	36,850	34,463	33,646

(1)
As per GREG/MME Resolution 3, the effect of the water scarcity tariff ‘Flag’, which was in force until April 2022, resulted in a significant reduction of revenue in 2022. Due to the better hydrological conditions, the tariff flag was ‘green’ as from May 2022, and produced no effect in the whole of 2023.
(2)
More information in note 18.
(3)
This is the result of recognition of the effects of Law 14.385/22, which ordered that the amounts of credits of PIS, Pasep and Cofins wrongly charged on the ICMS tax component of electricity bills should be reimbursed in their entirety to the customers of electricity distributors.
(4)
This income derives from the total additions and amortizations shown in note 13.d.
a)
Revenue from energy supply

	MWh (1)			R$
	2023	2022	2021	2023	2022	2021
Residencial	12,092	11,217	11,186	10,794	10,133	11,124
Industrial	18,088	18,204	16,361	5,903	5,991	5,275
Commercial, services and others	9,469	8,957	8,334	6,314	6,155	5,520
Rural	3,063	3,093	3,975	2,238	2,050	2,566
Public authorities	956	856	729	786	660	583
Public lighting	1,056	1,138	1,226	498	535	718
Public services	1,045	1,400	1,418	744	841	879

Subtotal	45,769	44,865	43,229	27,277	26,365	26,665
Own consumption	30	31	33	-	-	-
Unbilled revenue	-	-	-	166	(189)	(14)

	45,799	44,896	43,262	27,443	26,176	26,651

Wholesale supply to other concession holders (1)	17,328	16,777	10,825	4,183	3,894	3,023
Wholesale supply unbilled, net	-	-	-	45	88	(55)

Total	63,127	61,673	54,087	31,671	30,158	29,619

(1)
Data not audited by external auditors.
(2)
The volume reported does not include the distributed generation market, which corresponded to 3,910,204 MWh in 2023 (2,672,285 MWh in 2022).
(3)
Includes a CCEAR (Regulated Market Sales Contract), ‘bilateral contracts’ with other agents, and the revenues from management of generation assets (GAG) for the 18 hydroelectric plants of Lot D of Auction no 12/2015.
b)
Transmission concession revenue

The margin defined for each performance obligation from the transmission concession contract is as follows:

	2023	2022	2021
Construction and upgrades revenue	242	407	252
Construction and upgrades costs	(172)	(291)	(183)

Margin	70	116	69

Mark-up (%)	40.70%	39.86%	37.40%

Operation and maintenance revenue	373	413	355
Operation and maintenance cost	(292)	(287)	(235)

Margin	81	126	120

Mark-up (%)	27.74%	43.90%	50.88%

c)
Mechanism for the sale of energy surplus

The revenue from the surplus sale mechanism (Mecanismo de Venda de Excedentes – ‘MVE’) refers to the sale of power surpluses by distributor agents. This mechanism is an instrument regulated by ANEEL enabling distributors to sell over contracted supply - the energy amount that exceeds the quantity required to supply captive customers.

d)
Other operating revenues

	2023	2022	2021
Charged service	21	19	17
Services rendered	85	66	53
Low-income subsidy	401	321	269
subsidy SCEE (1)	129	-	-
subsidy Eletrobras (2)	51	432	-
Tariff flags subsidy	78	290	-
Others subsidies (3)	1,031	962	1,323
Rental and leasing (2)	412	493	211
Contractual indemnities	6	-	27
Other	102	75	35

Total	2,316	2,658	1,935

(1)
Revenue under the Electricity Offsetting System (Sistema de Compensação de Energia Elétrica – SCEE), governing offsetting for distributed generation, released by ANEEL in the 2023 Tariff Review.
(2)
This refers to the amounts injected by Eletrobras or by its subsidiaries under CNPE Resolution 15/2021, passed through to companies holding electricity distribution concessions or permissions.
(3)
This is revenue arising from subsidies applying to tariffs paid by users of distribution service, it includes tariff subsidies applying to tariffs paid by or relating to: supply from incentive-bearing source load; rural supply; nocturnal irrigation; incentive-bearing generation; public services; as well as revenue recognizing subsidies related to the Program to Encourage Voluntary Reduction of Electricity Consumption.
(4)
The amount shown for from January to December 2022 comprises R$ 187 for the debt recognition agreement signed with a major client in June 2022, for use of infrastructure (distribution poles) in the period January 2019 to May 2022.
e)
Deductions on revenue

	2023	2022	2021
Taxes on revenue
ICMS (1)	5,043	4,892	6993
Cofins	3,032	2,948	2842
PIS/Pasep	658	643	618
others	7	5	11

	8,740	8,488	10,464

Charges to the customer
Global Reversion Reserve (RGR)	12	14	15
Energy Efficiency Program (PEE)	74	69	74
Energy Development Account (CDE)	3,949	4,057	2658
Research and Development (R&D)	37	35	34
National Scientific and Technological Development Fund (FNDCT)	53	49	55
Energy System Expansion Research (EPE of MME)	27	25	27
Customer charges - Proinfa alternative sources program	63	77	66
Energy services inspection fee	37	33	35
Royalties for use of water resources	53	54	37
Customer charges - the ‘Flag Tariff’ system	-	(252)	162
CDE on R&D	16	15	21
CDE on PEE	23	22	31

	4,344	4,198	3,215

Total	13,084	12,686	13,679

(1)
On June 23, 2022, Complementary Law 194 came into force with immediate effect, making changes to the National Tax Code (CTN) and to Complementary Law 87/96 (the ‘Kandir Law’) including: (i) classifying electricity, among other goods, as essential, (ii) prohibiting the setting of rates of ICMS tax for transactions with these goods at a level higher than those of transactions in general, and (iii) removing this tax from electricity transmission and distribution services, and from sector charges linked to electricity operations. In February 2023 judgment was given in Action for Unconstitutionality (Ação Direta de Inconstitucionalidade – ADI) No. 7195, which suspended the effects of Article 3, Sub-item X, of Complementary Law 87/96, as amended by Complementary Law 194/2022, which had excluded transmission and distribution services, and sector charges related to electricity operations, from the calculation base for ICMS tax. Cemig has adjusted its procedures due to this decision.

Accounting policy

Revenue recognition

In general, for the Company and its subsidiaries’ business in the energy sector, gas and other, revenue from contracts with customers is recognized when the performance obligation is satisfied, at an amount that reflects the consideration to which the Company and its subsidiaries expects to be entitled in exchange for the goods or services transferred, which must be allocated to that performance obligation. The revenue is recognized only when it is probable that the Company will collect the consideration to which it will be entitled in exchange for the goods or services that will be transferred to the customer, considering the customer’s ability and intention to pay that amount of consideration when it is due. Below are the material accounting policies linked to the Company's revenues.

Revenue from energy supply

Revenues from the sale of energy are measured based on the energy supplied and the tariffs specified in the terms of the contract or in effect in the market. Revenues from supply of energy to final customers are recorded when the delivery has taken place. The billing is carried out monthly.

Wind farms are subject to a minimum amount of energy generation to be sold through Proinfa. When the difference between the energy actually generated and the energy contracted is positive, the Company recognizes a receivable that will be settled during the following year. On the other hand, when the difference is negative, the Company makes a provision for non-performance, deducting the revenue for the period.

Revenue from gas

Revenues from the sale of gas are recognized on a monthly basis, when gas is supplied, based on the volume measured and invoiced, measured in accordance with the tariffs specified in the contractual terms. Revenues from gas distribution are calculated on the basis of the volumes contracted and the volumes actually distributed, in accordance with the contractual terms and regulations.

Revenue from Use of Distribution Systems (TUSD)

Revenues from use of the distribution system (TUSD) received by the Company from other concession holders and other customers that use the distribution network are recognized in the period in which the services are provided.

CVA and Other financial components in tariff adjustments

The results from variations in the CVA account (Parcel A Costs Variation Compensation Account), and in Other financial components in calculation of tariffs, refer to the positive and negative differences between the estimated non-manageable costs of the subsidiary Cemig D and the cost actually incurred. The amounts recognized arise from balances recorded in the current period, homologated or to be homologated in tariff adjustment processes. For more information please see Note 13.

Revenue from transmission concession

Revenues from transmission concession services are recognized in the income monthly and include:

•
Construction revenue: corresponds to the performance obligation to build the transmission infrastructure. They are recognized according to the stage of completion of the works (construction phase) and measured based on the cost incurred, including PIS/Pasep and Cofins taxes over the total revenues and the income margin of the project. More information in Note 14.
•
Operation and maintenance revenue: corresponds to the performance obligation of operation and maintenance specified in the transmission concession contract, after termination of the construction phase. They are recognized when the services are rendered and the invoices for the RAPs are issued.
•
Financial revenue related to financing component of transmission: corresponds to the significant financing component in the contract asset and is recognized by the effective interest rate method based on the rate determined at the start of the investments, which is not subsequently changed. The average of the implicit rates is 6.86%. The rates are determined for each authorization and are applied on the amount to be received (future cash flow) over the contract duration. This includes financial updating by the inflation index specified for each transmission contract.

The services provided include charges for connection and other related services; the revenues are recognized when the services are rendered.

The Resolution ANEEL 729/2016 regulates the Variable Portion (‘Parcela Variável’ or ‘PV’), which is the pecuniary penalty applied by the grantor as a result of any unavailability’s or operational restrictions on facilities that are part of the National Grid and the surcharge corresponding to the pecuniary bonuses provided to concessionaries as an incentive to improve the transmissions facilities availability.

Revenue on financial updating of the Concession Grant Fee

Represents the inflation adjustment using the IPCA inflation index, plus interest, on the Concession Grant Fee for the concession awarded as Lot D of Auction 12/2015. See Note 13.

Energy transactions on the CCEE (Power Trading Chamber)

The revenue from transactions made through the Power Trading Chamber (Câmara de Comercialização de Energia Elétrica, or CCEE) is the monthly positive net balance of settlements of transactions for purchase and sale of energy in the Spot Market, through the CCEE, for which the consideration corresponds to the product of energy sold at the Spot Price.

Government subsidies

Government grants are recognized when there is reasonable assurance that all conditions established and related to the grant will be met and that it will be received, in accordance with IAS 20.

The subsidiaries Cemig D e GT receive amounts from the Energy Development Account (CDE) as reimbursement for subsidies on tariffs granted to users of the public energy distribution service - TUSD and EUST (charges for use of the transmission system). These amounts are recognized in the Statement of income in a monthly basis as those subsidiaries acquire the right of receive them.

Estimations and judgments

Supply and distribution of electricity and gas

The Company recognizes the revenues corresponding to the supply of energy and unbilled gas for the period between the last billing and the end of each month, estimated based on the contracted supply and the volume of gas consumed and not billed in the period.

The revenues of the gas distribution service are recognized monthly, even if there is no use of the system, namely:

•
Utilization of the contracted capacity in amounts as from 85%: The revenue recognized will correspond to the utilization;
•
Utilization of the contracted capacity in amounts less than 85%: Revenue is capped at a maximum of 85% of the value relative to full utilization.

Revenues from the sale of energy are measured based on the energy supplied and the tariffs specified in the terms of the contract or in effect in the market. Revenues from supply of energy to final customers are recorded when the delivery has taken place. The billing is carried out monthly.

Unbilled supply of energy, from the period between the last billing and the end of each month, is estimated based on the supply contracted and on the volume of energy delivered but not yet billed.

Any adjustment of expected cash flows from the concession financial asset of the energy distribution concession contract is presented as operating revenue, together with the other revenues related to the energy distribution services.

The construction margin is defined on the basis of the Company's best estimates of profitability at the time the investment projects are initially conceived. Changes in the initial measurement of the transaction price, which may give rise to a change in the profitability determined organically and remeasurement of the contract asset, are dealt with at the time of the periodic tariff review.

Revenue from transmission concession

The income margin on operation and maintenance of transmission infrastructure is determined based on the individual sale price of the service, based on available information costs incurred for the provision of services of operation and maintenance, on the value of the consideration that the entity expects to have the right, in exchange for the services promised to the client, in cases where the Company’s transmission subsidiaries have the right, separately, to the remuneration for the activity of operation and maintenance, as per IFRS 15 - Revenue from contracts with clients.

The Company assessed the variable parcel effects ('PV'), based on historical data, and concluded that the variable consideration arising from the PV estimated is not material. Therefore, for both situations described, it is recognized as an adjustment to revenue, either as an increase in or a reduction of operation and maintenance revenue, when it occurs.